Note 4(a) - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4.a	Advances for vessels under construction:

Advances for vessels under construction comprise:

Advances for vessels under construction
Balance, December 31, 2020	31,654
— Advances paid	95,841
— Capitalized expenses	2,351
— Transferred to Vessels, net	(126,646)
Balance, June 30, 2021	3,200

On January 6, 2021 the Company sold, as part of an exchange, the newbuilding vessels, M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) to a related party affiliated with Mr. Evangelos J. Pistiolis (see Note 1).

On March 26 and May 11, 2021 the Company took delivery of M/T Eco West Coast and M/T Eco Malibu respectively from Hyundai Heavy Industries Shipyard and hence advances paid and capitalized expenses relating to these vessels were transferred from Advances for vessels under construction to Vessels, net.